Investment contracts without discretionary participation features	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Investment contracts without discretionary participation features
30 Investment contracts without discretionary participation features

	2025	2024

Aegon risk	12,652	12,592

- Institutional guaranteed products	157	182

- Fixed annuities	12,466	12,378

- Other	29	32

Policyholder risk	85,161	79,078

Total investment contracts without DPF	97,814	91,669

	Aegon risk		Policyholder risk

Movement schedule	2025	2024	2025	2024

Opening balance	12,592	10,222	79,078	65,044

Deposits	1,798	1,595	15,135	14,932

Withdrawals	(1,653)	(1,236)	(12,788)	(11,807)

Interest credited	354	288	11,004	8,467

Fund charges released	(15)	(13)	(384)	(367)

Net exchange differences	(1,535)	755	(6,241)	3,868

Transfer to/from other headings	1,113	1,038	(647)	(1,060)

Other movements	(2)	(58)	4	1

Closing balance	12,652	12,592	85,161	79,078